Inventory - Composition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory
Percentage of carrying amount used as basis for inventory provision for each 6-month period without use or sale	20.00%
Total	$ 269,705	$ 324,878
Inventories recognized as an expense	1,701,456	1,320,379	$ 1,287,662
Accumulated impairment
Inventory
Total	(23,437)	(20,736)	$ (38,384)
Cost/gross carrying amount
Inventory
Finished products	106,245	106,026
Semi-finished products	52,534	85,458
Raw materials	52,864	30,128
Auxiliary materials and consumables	69,566	81,261
Imports in transit	11,718	41,878
Other	$ 215	$ 863